Basis of Presentation	12 Months Ended
Dec. 31, 2024
Disclosure of Basis of Presentation [Abstract]
Basis of Presentation
2.
Basis of presentation

Foreign currency translation

The consolidated financial statements have been prepared in Kazakhstani tenge, which is also the functional currency of the Company.

The individual financial statements of each group company are presented in the currency of the primary economic environment in which it operates (its functional currency). In preparing the financial statements of each individual entity, monetary assets and liabilities denominated in currencies other than the entity’s functional currency (foreign currencies) are translated at the appropriate spot rates or exchange rates prevailing at the reporting date. Transactions in foreign currencies are initially recorded at their spot rates at the date of the transaction.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

Rates of exchange

The exchange rates at the period-end used by the Group in the preparation of the consolidated financial statements are as follows:

	2022	2023	2024
KZT/USD	462.65	454.56	525.11
KZT/EUR	492.86	502.24	546.74

Going concern

These consolidated financial statements have been prepared on the assumption that the Group is a going concern, as the Group has the resources to continue in operation for at least the next twelve months. In making this assessment, management has considered a wide range of information in relation to present and future economic conditions, including projections of cash flows, profit and capital resources.